Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-42449
Entity Registrant Name	Health In Tech, Inc.
Entity Central Index Key	0002019505
Entity Tax Identification Number	87-3545722
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 S. Colorado Ave
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Stuart
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34994
City Area Code	888
Local Phone Number	373-0333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	HIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false